Fair Value Disclosures, Significant Assumptions (Q3) (Details) - USD ($) $ in Thousands		Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
FAIR VALUE DISCLOSURES [Abstract]
Value of collateral-dependent impaired loans that will be reviewed by independent third party, minimum		$ 250	$ 250
Value of collateral-dependent impaired loans that will be reviewed by special assets group, maximum		250	250
Assets [Abstract]
Trading securities		347	410	$ 148
Securities available for sale		548,865	610,616	585,484
Loans held for sale		47,611	35,946	27,866	$ 23,662
U.S. Agency [Member]
Assets [Abstract]
Securities available for sale		26,626	28,988	47,512
U.S. Agency Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		136,109	156,289	196,056
U.S. Agency Commercial Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		10,736	12,632	34,028
Private Label Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		26,990	34,727	4,903
Other Asset Backed [Member]
Assets [Abstract]
Securities available for sale		108,339	146,709	116,904
Obligations of States and Political Subdivisions [Member]
Assets [Abstract]
Securities available for sale		177,176	170,899	144,984
Corporate [Member]
Assets [Abstract]
Securities available for sale		58,000	56,180	38,614
Trust Preferred [Member]
Assets [Abstract]
Securities available for sale		2,800	2,579	2,483
Foreign Government [Member]
Assets [Abstract]
Securities available for sale		2,089	1,613
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Trading securities		347	410	148
Securities available for sale		0	0	0
Derivatives		0	0	0
Liabilities [Abstract]
Derivatives		0	0	0
Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Trading securities		0	0	0
Securities available for sale		548,865	610,616	585,484
Derivatives		1,973	2,251	1,238
Liabilities [Abstract]
Derivatives		1,073	975	619
Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Trading securities		0	0	0
Securities available for sale		0	0	0
Capitalized mortgage loan servicing rights		14,675	8,163	8,481
Derivatives		0	0	0
Liabilities [Abstract]
Derivatives		0	0	0
Fair Value, Measurements, Recurring [Member]
Assets [Abstract]
Trading securities		347	410
Loans held for sale		47,611	35,946
Capitalized mortgage loan servicing rights		14,675
Derivatives	[1]	1,973	2,251
Liabilities [Abstract]
Derivatives	[2]	1,073	975
Fair Value, Measurements, Recurring [Member] | U.S. Agency [Member]
Assets [Abstract]
Securities available for sale		26,626	28,988
Fair Value, Measurements, Recurring [Member] | U.S. Agency Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		136,109	156,289
Fair Value, Measurements, Recurring [Member] | U.S. Agency Commercial Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		10,736	12,632
Fair Value, Measurements, Recurring [Member] | Private Label Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		26,990	34,727
Fair Value, Measurements, Recurring [Member] | Other Asset Backed [Member]
Assets [Abstract]
Securities available for sale		108,339	146,709
Fair Value, Measurements, Recurring [Member] | Obligations of States and Political Subdivisions [Member]
Assets [Abstract]
Securities available for sale		177,176	170,899
Fair Value, Measurements, Recurring [Member] | Corporate [Member]
Assets [Abstract]
Securities available for sale		58,000	56,180
Fair Value, Measurements, Recurring [Member] | Trust Preferred [Member]
Assets [Abstract]
Securities available for sale		2,800	2,579
Fair Value, Measurements, Recurring [Member] | Foreign Government [Member]
Assets [Abstract]
Securities available for sale		2,089	1,613
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Trading securities		347	410	148
Loans held for sale		0	0	0
Capitalized mortgage loan servicing rights		0
Derivatives	[1]	0	0	0
Liabilities [Abstract]
Derivatives	[2]	0	0	0
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S. Agency [Member]
Assets [Abstract]
Securities available for sale		0	0	0
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S. Agency Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0	0
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S. Agency Commercial Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0	0
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Private Label Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0	0
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other Asset Backed [Member]
Assets [Abstract]
Securities available for sale		0	0	0
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Obligations of States and Political Subdivisions [Member]
Assets [Abstract]
Securities available for sale		0	0	0
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Corporate [Member]
Assets [Abstract]
Securities available for sale		0	0	0
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Trust Preferred [Member]
Assets [Abstract]
Securities available for sale		0	0	0
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Foreign Government [Member]
Assets [Abstract]
Securities available for sale		0	0
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Trading securities		0	0	0
Loans held for sale		47,611	35,946	27,866
Capitalized mortgage loan servicing rights		0
Derivatives	[1]	1,973	2,251	1,238
Liabilities [Abstract]
Derivatives	[2]	1,073	975	619
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | U.S. Agency [Member]
Assets [Abstract]
Securities available for sale		26,626	28,988	47,512
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | U.S. Agency Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		136,109	156,289	196,056
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | U.S. Agency Commercial Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		10,736	12,632	34,028
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Private Label Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		26,990	34,727	4,903
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Other Asset Backed [Member]
Assets [Abstract]
Securities available for sale		108,339	146,709	116,904
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Obligations of States and Political Subdivisions [Member]
Assets [Abstract]
Securities available for sale		177,176	170,899	144,984
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Corporate [Member]
Assets [Abstract]
Securities available for sale		58,000	56,180	38,614
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Trust Preferred [Member]
Assets [Abstract]
Securities available for sale		2,800	2,579	2,483
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Foreign Government [Member]
Assets [Abstract]
Securities available for sale		2,089	1,613
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Trading securities		0	0	0
Loans held for sale		0	0	0
Capitalized mortgage loan servicing rights		14,675
Derivatives	[1]	0	0	0
Liabilities [Abstract]
Derivatives	[2]	0	0	0
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. Agency [Member]
Assets [Abstract]
Securities available for sale		0	0	0
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. Agency Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0	0
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. Agency Commercial Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0	0
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Private Label Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0	0
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Other Asset Backed [Member]
Assets [Abstract]
Securities available for sale		0	0	0
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Obligations of States and Political Subdivisions [Member]
Assets [Abstract]
Securities available for sale		0	0	0
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Corporate [Member]
Assets [Abstract]
Securities available for sale		0	0	0
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Trust Preferred [Member]
Assets [Abstract]
Securities available for sale		0	0	0
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Foreign Government [Member]
Assets [Abstract]
Securities available for sale		0	0
Fair Value, Measurements, Nonrecurring [Member]
Assets [Abstract]
Capitalized mortgage loan servicing rights	[3]		8,163
Fair Value, Measurements, Nonrecurring [Member] | Impaired Loans [Member]
Commercial [Abstract]
Income producing - real estate	[4]	185	255
Land, land development & construction - real estate	[4]	11	54
Commercial and industrial	[4]	878	1,342
Mortgage [Abstract]
1-4 Family	[4]	509	361
Resort Lending	[4]	207
Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate [Member]
Commercial [Abstract]
Income producing - real estate	[5],[6]		2,863
Land, land development & construction - real estate	[6]		176
Mortgage [Abstract]
1-4 Family	[6]	44	98
Resort Lending	[6]	5	133
Fair Value, Measurements, Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Capitalized mortgage loan servicing rights	[3]		0	0
Fair Value, Measurements, Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired Loans [Member]
Commercial [Abstract]
Income producing - real estate	[4]	0	0	0
Land, land development & construction - real estate	[4]	0	0	0
Commercial and industrial	[4]	0	0	0
Mortgage [Abstract]
1-4 Family	[4]	0	0	0
Resort Lending	[4]	0		0
Fair Value, Measurements, Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other Real Estate [Member]
Commercial [Abstract]
Income producing - real estate	[5],[6]		0
Land, land development & construction - real estate	[6]		0	0
Commercial and industrial	[6]			0
Mortgage [Abstract]
1-4 Family	[6]	0	0	0
Resort Lending	[6]	0	0	0
Fair Value, Measurements, Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Capitalized mortgage loan servicing rights	[3]		0	0
Fair Value, Measurements, Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Impaired Loans [Member]
Commercial [Abstract]
Income producing - real estate	[4]	0	0	0
Land, land development & construction - real estate	[4]	0	0	0
Commercial and industrial	[4]	0	0	0
Mortgage [Abstract]
1-4 Family	[4]	0	0	0
Resort Lending	[4]	0		0
Fair Value, Measurements, Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Other Real Estate [Member]
Commercial [Abstract]
Income producing - real estate	[5],[6]		2,863
Land, land development & construction - real estate	[6]		0	0
Commercial and industrial	[6]			0
Mortgage [Abstract]
1-4 Family	[6]	0	0	0
Resort Lending	[6]	0	0	0
Fair Value, Measurements, Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Capitalized mortgage loan servicing rights	[3]		8,163	8,481
Fair Value, Measurements, Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans [Member]
Commercial [Abstract]
Income producing - real estate	[4]	185	255	711
Land, land development & construction - real estate	[4]	11	54	40
Commercial and industrial	[4]	878	1,342	1,257
Mortgage [Abstract]
1-4 Family	[4]	509	361	421
Resort Lending	[4]	207		129
Fair Value, Measurements, Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Other Real Estate [Member]
Commercial [Abstract]
Income producing - real estate	[5],[6]		0
Land, land development & construction - real estate	[6]		176	639
Commercial and industrial	[6]			165
Mortgage [Abstract]
1-4 Family	[6]	44	98	26
Resort Lending	[6]	$ 5	$ 133	$ 107

[1]	Included in accrued income and other assets
[2]	Included in accrued expenses and other liabilities
[3]	Only includes servicing rights that are carried at fair value due to recognition of a valuation allowance.
[4]	Only includes impaired loans with specific loss allocations based on collateral value.
[5]	Level 2 valuation is based on a signed purchase agreement.
[6]	Only includes other real estate with subsequent write downs to fair value.